                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08842

                  Name of Fund: BBH U.S. Money Market Portfolio

                  (Exact name of Registrant as specified in charter)

               40 Water Street Boston MA., 02109-3661
                            (Address of principal executive offices)
    (Name and address of agent for service)
           Charles Schreiber, Principal Financial Officer,
BBH U.S. Money Market Portfolio, 40 Water Street,
        Boston, MA,  02109.
         Mailing address:  140 Broadway, New York, NY, 10005

Registrant's telephone number, including area code: (800) 625-5759

Date of fiscal year end: JUNE 30

Date of reporting period: MARCH 31, 2007

ITEM 1. SCHEDULES OF INVESTMENTS.

 BBH U.S. MONEY MARKET PORTFOLIO

 PORTFOLIO OF INVESTMENTS

 March 31, 2007 (unaudited)

 (expressed in U.S. dollars)

Principal
Maturity
Interest

Amount
Date
Rate
Value

ASSET BACKED SECURITIES (0.4%)

$
123,490
AmeriCredit Automobile Receivables Trust 2006-BG
10/09/07
5.348
%
$
123,490

5,421,114
Banc of America Securities Auto Trust 2006-G1
11/19/07
5.349
5,421,408

3,044,379
Capital Auto Receivables Asset Trust 2006-2
12/15/07
5.340
3,044,379

2,085,177
Capital Auto Receivables Asset Trust 2006-SN1A1
09/20/07
5.320
2,085,177

Total Asset Backed Securities
10,674,454

CERTIFICATES OF DEPOSIT (16.2%)

25,000,000
Banco Bilbao
04/26/07
5.315
25,000,032

25,000,000
Barclays Bank, Plc.
04/16/07
5.310
25,000,000

25,000,000
Canadian Imperial Bank Commerce1
04/27/07
5.420
25,001,567

15,000,000
Canadian Imperial Bank Commerce
10/26/07
5.375
15,017,695

25,000,000
Charter One Bank
06/18/07
5.310
25,000,000

25,000,000
Chase Bank USA
04/05/07
5.250
25,000,000

25,000,000
Comerica Bank1
04/20/07
5.335
24,998,185

25,000,000
First Tennessee Bank
04/18/07
5.280
25,000,000

10,000,000
HBOS Treasury
06/04/07
5.380
9,994,259

25,000,000
M&I Marshall & llsley Bank1
04/25/07
5.300
24,999,987

25,000,000
Rabobank Nederland NV
11/21/07
5.235
25,000,067

25,000,000
Royal Bank of Canada
10/29/07
5.368
25,017,157

11,250,000
Toronto Dominion
04/12/07
5.300
11,249,818

25,000,000
Toronto Dominion
04/13/07
5.300
24,996,720

19,765,000
Unicredito Italiano
11/21/07
5.300
19,748,733

20,000,000
Washington Mutual Bank
08/27/07
5.260
19,989,883

25,000,000
Westpac Banking Corp.
10/29/07
5.350
25,023,607

19,750,000
Wilmington Trust Co.
09/20/07
5.305
19,750,388

Total Certificates of Deposit

395,788,098

COMMERCIAL PAPER (57.2%)

40,100,000
Abbey National North America LLC
04/02/07
5.323
40,094,074

10,000,000
ANZ National (Int'l) Ltd.
04/04/07
5.331
9,995,625

6,420,000
ANZ National (Int'l) Ltd.
04/26/07
5.307
6,396,727

10,000,000
ANZ National (Int'l) Ltd.
06/22/07
5.309
9,882,239

16,979,000
Bank of Ireland
05/21/07
5.309
16,855,431

100,000,000
Bear Stearns & Co., Inc.
04/02/07
5.392
99,985,028

75,000,000
BMW US Capital LLC
04/02/07
5.402
74,988,750

75,000,000
BNP Paribas Finance, Inc.
04/02/07
5.413
74,988,729

25,000,000
BNP Paribas Finance, Inc.
06/13/07
5.293
24,738,670

50,000,000
BP Capital Markets, Plc.
04/02/07
5.402
49,992,500

23,600,000
Brown-Forman Beverages, Europe, Ltd.
04/16/07
5.296
23,548,080

16,300,000
Brown University
05/03/07
5.372
16,223,933

11,336,000
Buckingham CDO II LLC
04/09/07
5.302
11,322,699

19,350,000
Buckingham CDO II LLC
04/26/07
5.314
19,278,916

3,000,000
Catholic Health Initiative
06/05/07
5.370
3,000,000

11,800,000
Catholic Health Initiative
08/07/07
5.300
11,800,000

25,000,000
CBA (Delaware) Finance
04/16/07
5.270
24,945,364

 BBH U.S. MONEY MARKET PORTFOLIO

 PORTFOLIO OF INVESTMENTS (continued)

 March 31, 2007 (unaudited)

 (expressed in U.S. dollars)

Principal

Maturity
Interest

Amount

Date
Rate
Value

COMMERCIAL PAPER (continued)

$
25,000,000
CC USA, Inc.
05/14/07
5.315
%
$
24,843,378

15,000,000
CIT Group, Inc.
05/16/07
5.309
14,902,875

14,565,000
City of Chicago, Illinois
06/06/07
5.463
14,424,812

43,550,000
Columbia University
04/04/07
5.360
43,530,802

15,000,000
Danske Corp.
10/31/07
5.360
14,542,937

25,000,000
Depfa Bank, Plc.
05/21/07
5.310
24,818,056

11,185,000
Dover Corp.
04/03/07
5.275
11,181,738

25,000,000
Dresdner US Finance, Inc.
04/05/07
5.321
24,985,236

5,000,000
Dresdner US Finance, Inc.
04/27/07
5.290
4,981,294

25,000,000
FPL Group Capital
04/10/07
5.289
24,967,063

11,450,000
FPL Group Capital
04/19/07
5.303
11,419,772

17,066,000
Hewlett Packard Co.
04/04/07
5.261
17,058,548

25,000,000
HSBC Americas, Inc.
04/23/07
5.305
24,920,250

10,014,000
HVB US Finance, Inc.
04/02/07
5.285
10,012,537

21,465,000
HVB US Finance, Inc.
04/09/07
5.275
21,439,958

25,000,000
ING US Funding LLC
04/30/07
5.308
24,894,472

25,000,000
ING US Funding LLC
06/04/07
5.295
24,769,778

11,255,000
John Deere Capital Corp.
04/23/07
5.290
11,218,753

23,100,000
Johns Hopkins University
04/10/07
5.300
23,100,000

25,000,000
Kittyhawk Funding Corp.
04/20/07
5.284
24,930,597

50,000,000
Koch Resources LLC
04/02/07
5.339
49,992,604

25,000,000
Koch Resources LLC
05/18/07
5.383
24,827,993

16,100,000
KredietBank NA Finance Corp.
04/27/07
5.273
16,039,012

12,600,000
Leland Stanford Jr. University
04/25/07
5.273
12,555,900

25,000,000
Morgan Stanley
06/04/07
5.306
24,770,000

17,500,000
National Rural Utilities Cooperative Finance Corp.
04/26/07
5.272
17,436,198

12,744,000
Power Authority of State of New York
04/03/07
5.381
12,740,276

75,000,000
Rabobank USA Financial
04/02/07
5.392
74,988,771

25,000,000
San Paolo IMI US Financial Co.
05/10/07
5.304
24,858,896

25,000,000
Societe Generale
04/04/07
5.280
24,989,021

25,000,000
Societe Generale
04/05/07
5.315
24,985,250

8,000,000
Societe Generale
06/08/07
5.282
7,922,253

22,850,000
Southern Company Funding
04/02/07
5.266
22,846,671

2,200,000
Tennessee State School Bond
04/12/07
5.330
2,200,000

14,799,000
Three Rivers Funding Corp.
04/09/07
5.295
14,781,669

15,000,000
Three Rivers Funding Corp.
04/20/07
5.308
14,958,160

19,300,000
UBS Finance Delaware LLC
05/08/07
5.306
19,196,257

19,600,000
Unicredito Italiano
04/30/07
5.293
19,517,266

25,000,000
Variable Funding Capital Corp.
04/02/07
5.402
24,996,250

5,760,000
Variable Funding Capital Corp.
04/03/07
5.281
5,758,317

25,000,000
Variable Funding Capital Corp.
04/17/07
5.282
24,941,555

12,415,000
Walnut Energy Center Authority
05/15/07
5.393
12,335,337

Total Commercial Paper

1,392,617,277

 BBH U.S. MONEY MARKET PORTFOLIO

 PORTFOLIO OF INVESTMENTS (continued)

 March 31, 2007 (unaudited)

 (expressed in U.S. dollars)

Principal

Maturity
Interest

Amount

Date
Rate
Value

CORPORATE BONDS (9.4%)

$
2,000,000
Alabama Power Co.1
04/23/07
5.610
%
$
2,000,279

35,035,000
American Express Centurion Bank1
04/18/07
5.320
35,038,092

10,000,000
American General Finance Corp.1
06/27/07
5.408
10,002,258

15,000,000
CC USA, Inc.
04/30/07
5.315
14,997,297

10,780,000
CIT Group, Inc.1
05/18/07
5.580
10,783,388

25,000,000
International Business Machines Corp.1
06/28/07
5.350
25,001,539

25,000,000
KeyBank NA1
05/08/07
5.380
25,006,129

25,000,000
Merrill Lynch & Co., Inc.1
04/16/07
5.285
25,000,000

17,500,000
Merrill Lynch & Co., Inc.
11/15/07
4.000
17,380,688

20,000,000
NGSP, Inc.1
06/01/46
5.350
20,000,000

25,000,000
PNC Bank NA1
04/02/07
5.265
24,995,279

3,000,000
SLM Corp.
04/10/07
5.625
2,999,867

15,000,000
SLM Corp.1
04/25/07
5.580
15,011,981

Total Corporate Bonds

228,216,797

MUNICIPAL BONDS (13.8%)

11,890,000
Baltimore, Maryland1
04/05/07
5.320
11,890,000

6,255,000
Baltimore, Maryland1
04/05/07
5.320
6,255,000

5,470,000
Cleveland, Ohio
01/01/17
7.000
5,583,675

10,000,000
Colorado Housing & Finance Authority1
04/04/07
5.350
10,000,000

4,000,000
Connecticut Housing Finance Authority1
04/05/07
5.280
4,000,000

11,340,000
De Kalb County, Georgia Development Authority Revenue1
04/04/07
5.320
11,340,000

3,330,000
Greensboro, North Carolina1
04/04/07
5.350
3,330,000

5,365,000
Greensboro, North Carolina1
04/04/07
5.350
5,365,000

4,695,000
Hamilton County, Ohio Health Care Revenue1
04/05/07
5.320
4,695,000

2,000,000
Jacksonville, Florida Econonomic Development Commission1
04/05/07
5.350
2,000,000

3,800,000
Massachusetts Port Authority1
04/04/07
5.350
3,800,000

3,245,000
Massachusetts State Health & Educational Facilities1
04/04/07
5.350
3,245,000

23,915,000
Massachusetts State Health & Educational Facilities1
04/05/07
5.310
23,915,000

17,425,000
Massachusetts State Housing Finance Agency1
04/05/07
5.310
17,425,000

9,685,000
Massachusetts State Housing Finance Agency1
04/05/07
5.310
9,685,000

3,850,000
Miami, Florida Parking System Revenue1
04/05/07
5.320
3,850,000

21,000,000
Mississippi Business Finance Corp.1
04/02/07
5.300
21,000,000

25,000,000
New York City Transitional Finance Authority1
04/04/07
5.350
25,000,000

43,900,000
New York, New York1
04/04/07
5.320
43,900,000

25,000,000
North Texas Higher Education Authority1
04/04/07
5.320
25,000,000

19,050,000
Portland, Maine1
04/04/07
5.320
19,050,000

8,220,000
Private Colleges & Universities Authority1
04/04/07
5.320
8,220,000

4,200,000
San Diego, California Metropolitan Transportation Development Board1
04/04/07
5.320
4,200,000

23,700,000
State of Mississippi1
04/04/07
5.350
23,700,000

11,275,000
Tempe, Arizona Industrial Development Authority1
04/05/07
5.350
11,275,000

2,100,000
Texas State1
04/04/07
5.320
2,100,000

19,600,000
Texas State1
04/04/07
5.320
19,600,000

5,700,000
Utah State Board of Regents1
04/04/07
5.320
5,700,000

Total Municipal Bonds

335,123,675

 BBH U.S. MONEY MARKET PORTFOLIO

 PORTFOLIO OF INVESTMENTS (continued)

 March 31, 2007 (unaudited)

 (expressed in U.S. dollars)

Principal

Maturity
Interest

Amount

Date
Rate
Value

SHORT-TERM INVESTMENTS (4.0%)

TIME DEPOSIT (4.0%)

$
97,300,000
Branch Bank & Trust
04/02/07
5.340
%
$
97,300,000

U.S. TREASURY BILL (0.0%)

665,000
U.S. Treasury Bill
04/26/07
4.980
662,709

 Total Short-Term Investments
97,962,709

 TOTAL INVESTMENTS AT AMORTIZED COST
101.0
%
$
2,460,383,010

 LIABILITIES IN EXCESS OF OTHER ASSETS

(1.0)

(23,517,018)

 NET ASSETS
100.0
%
$
2,436,865,992

__________________

 1
Variable rate instrument. Interest rates change on specific dates (such as a coupon or interest rate payment date).

The yield shown represents the March 31, 2007 coupon or interest rate.

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition.

These portfolio holdings are not intended to be and do not constitute recommendations that others buy,

sell, or hold any of the securities listed.

An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance

Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

For more complete information on the fund, call 1-800-625-5759 for a prospectus or visit www.bbhfunds.com.

You should consider the fund's investment objectives, risks, charges, and expenses carefully before you invest.

Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Fund Family is managed by Brown Brothers Harriman. The Distributor is Edgewood Services, Inc.

Date of first use: 5/07.

ITEM 2. CONTROLS AND PROCEDURES.

(a)  Based upon their evaluation of the Registrant's
     disclosure controls and procedures as conducted
     within 90 days of the filing date of this Form N-Q,
     the Registrant's principal financial officer and
     principal executive officer have concluded that
     those disclosure controls and procedures provide
     reasonable assurance that the material information
     required to be disclosed by the Registrant on this
    report is recorded, processed, summarized and
    reported within the time periods specified in
    the Securities and Exchange Commission's rules
    and forms.

(b) There were no significant changes in the
    Registrant's internal controls or in other
    factors that could significantly affect
    these controls subsequent to the date of
    their evaluation.

ITEM 3. EXHIBITS.

(a) The certifications required by Rule 30a-2(a)
    under the Act are attached as exhibit 3(b).

SIGNATURES

Pursuant to the requirements of the Securities
Exchange Act of 1934 and the Investment Company
Act of 1940, the Registrant has duly caused this
report to be signed on its behalf by the
undersigned, thereunto duly authorized.

(Registrant) BBH U.S. Money Market Portfolio
             -------------------------------------------

By (Signature and Title)*  \s\ John A. Nielsen
                           ---------------------------
                           John A. Nielsen President
                           (PrincipAL Executive Officer)

Date: May 24, 2007

Pursuant to the requirements of the Securities
Exchange Act of 1934 and the Investment Company
Act of 1940, this report has been signed below
by the following persons on behalf of the
Registrant and in the capacities and on the
dates indicated.

By (Signature and Title)* \s\ Charles Schreiber
                          -------------------------
                          Charles Schreiber, Treasurer
                          (Principal Financial Officer)

Date: May 24, 2007

* Print name and title of each signing
officer under his or her signature.